UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21586
                                                    -----------

                    First Trust Enhanced Equity Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2011
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2011


FIRST TRUST
ENHANCED EQUITY
INCOME FUND

FIRST TRUST

CHARTWELL INVESTMENT PARTNERS
INSTITUTIONAL AND PRIVATE ASSET MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  5
Statement of Assets and Liabilities.......................................... 11
Statement of Operations...................................................... 12
Statements of Changes in Net Assets.......................................... 13
Financial Highlights......................................................... 14
Notes to Financial Statements................................................ 15
Additional Information....................................................... 21


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements.When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                     SEMI-ANNUAL LETTER FROM THE PRESIDENT
                                 JUNE 30, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Enhanced Equity Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Though the markets have been recovering from their lows of 2008-2009, they have been somewhat choppy over the past several months. However, successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2011 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Enhanced Equity Income Fund

FIRST TRUST ENHANCED EQUITY INCOME FUND
"AT A GLANCE"
AS OF JUNE 30, 2011 (UNAUDITED)

-----------------------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------------------
Symbol on New York Stock Exchange                                   FFA
Common Share Price                                               $12.33
Common Share Net Asset Value ("NAV")                             $13.46
Premium (Discount) to NAV                                         (8.40)%
Net Assets Applicable to Common Shares                     $268,801,468
Current Quarterly Distribution per Common Share (1)              $0.225
Current Annualized Distribution per Common Share                 $0.900
Current Distribution Rate on Closing Common Share Price (2)        7.30%
Current Distribution Rate on NAV (2)                               6.69%
-----------------------------------------------------------------------



-----------------------------------------------------------------------
            COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-----------------------------------------------------------------------
                Common Share Price      NAV
6/30/2010                    10.15    11.29
7/2/2010                      9.92    11.22
7/9/2010                     10.54    11.84
7/16/2010                    10.44    11.72
7/23/2010                    11.04    12.14
7/30/2010                    11.17    12.18
8/6/2010                     11.40    12.34
8/13/2010                    11.23    11.93
8/20/2010                    11.27    11.86
8/27/2010                    11.16    11.81
9/3/2010                     11.48    12.21
9/10/2010                    11.65    12.22
9/17/2010                    11.91    12.41
9/24/2010                    11.64    12.38
10/1/2010                    11.92    12.42
10/8/2010                    11.76    12.64
10/15/2010                   11.80    12.73
10/22/2010                   11.83    12.74
10/29/2010                   11.95    12.70
11/5/2010                    12.26    13.04
11/12/2010                   11.86    12.81
11/19/2010                   11.79    12.89
11/26/2010                   11.80    12.81
12/3/2010                    12.06    13.09
12/10/2010                   12.18    13.24
12/17/2010                   11.80    13.26
12/23/2010                   12.40    13.17
12/31/2010                   12.63    13.20
1/7/2011                     12.66    13.29
1/14/2011                    12.49    13.41
1/21/2011                    12.25    13.39
1/28/2011                    12.33    13.37
2/4/2011                     12.47    13.70
2/11/2011                    12.57    13.86
2/18/2011                    12.72    14.03
2/25/2011                    12.55    13.79
3/4/2011                     12.48    13.80
3/11/2011                    12.39    13.62
3/18/2011                    12.11    13.40
3/25/2011                    12.28    13.50
4/1/2011                     12.54    13.69
4/8/2011                     12.48    13.75
4/15/2011                    12.41    13.71
4/21/2011                    12.60    13.83
4/29/2011                    12.84    14.08
5/6/2011                     12.66    13.90
5/13/2011                    12.62    13.88
5/20/2011                    12.56    13.83
5/27/2011                    12.71    13.80
6/3/2011                     12.40    13.45
6/10/2011                    12.16    13.18
6/17/2011                    12.09    13.19
6/24/2011                    11.90    13.01
6/30/2011                    12.33    13.46


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

                                                                  Average Annual Total Return
                                                             -------------------------------------
                         6 Months Ended     1 Year Ended     5 Years Ended   Inception (8/26/2004)
                            6/30/2011         6/30/2011        6/30/2011         to 6/30/2011
FUND PERFORMANCE (3)
NAV                           5.66%            27.99%            3.56%               4.29%
Market Value                  1.16%            30.41%            3.11%               2.27%

INDEX PERFORMANCE
S&P 500 Index                 6.02%            30.69%            2.94%               4.77%
BXM Index                     2.42%            19.52%            2.32%               3.73%
--------------------------------------------------------------------------------------------------


-----------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
-----------------------------------------------------
Exxon Mobil Corp.                               3.6%
International Business Machines Corp.           2.9
Bristol-Myers Squibb Co.                        2.8
Pfizer, Inc.                                    2.7
Occidental Petroleum Corp.                      2.6
SPDR KBW Bank ETF                               2.4
JPMorgan Chase & Co.                            2.2
Intel Corp.                                     2.2
Coca-Cola (The) Co.                             2.0
Oracle Corp.                                    2.0
----------------------------------------------------
                                      Total    25.4%
                                              ======

-----------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                     INVESTMENTS
-----------------------------------------------------
Information Technology                         16.3%
Financials                                     16.0
Energy                                         14.5
Industrial                                     13.0
Consumer Staples                                9.2
Consumer Discretionary                          8.8
Health Care                                     8.4
Materials                                       6.4
Telecommunication Services                      4.1
Utilities                                       2.3
Other                                           1.0
----------------------------------------------------
                                      Total   100.0%
                                              ======


(1) Most recent distribution paid or declared through 6/30/2011. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/2011. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

                              PORTFOLIO COMMENTARY

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011


                                  SUB-ADVISOR

Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment advisory firm founded on April 1, 1997 by nine investment professionals from Delaware Investment Advisers. The firm is 75% owned by the partners and employees of Chartwell and 25% owned by a limited partnership comprised of three passive investors in the Philadelphia area. There are no affiliates at this time. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

Timothy J. Riddle, an executive with 31 years of investment industry experience, is the Chief Executive Officer of Chartwell. Michael J. McCloskey, an executive with 23 years of management experience, serves as President. G. Gregory Hagar is Chartwell's Chief Financial Officer and Chief Compliance Officer. He has 22 years of related experience.

                           PORTFOLIO MANAGEMENT TEAM

BERNARD P. SCHAFFER
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Schaffer is a founding partner of Chartwell and has 39 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund since 2007, he focuses on securities in the Energy, Financials and Consumer Staples sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds that utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

DOUGLAS W. KUGLER, CFA
PRINCIPAL, PORTFOLIO MANAGER

Mr. Kugler joined Chartwell in 2003 as a portfolio manager on the large-cap equity portfolio management team and has 13 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary sectors of the market. He has been a portfolio manager for the Fund since 2007. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity Department, and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler holds the Chartered Financial Analyst designation and is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

KEVIN A. MELICH, CFA
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Melich is a founding partner of Chartwell and has 46 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. He has been a portfolio manager for the Fund since 2007. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997. There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer Associates. From 1964 to 1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Philadelphia. He earned a Bachelor of Science degree in Economics from St. John Fisher College.

                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011


MARKET RECAP

As measured on a total return basis, the Standard & Poor's 500 Index ("S&P 500" or "Index") rose 6.0% during the six-month period ended June 30, 2011. The Index exhibited volatility during the period while trading within a fairly narrow band. At the start of 2011 through mid-February the S&P 500 rose 7.1%, only to give virtually the entire advance back by mid-March. Another rally saw the S&P 500 rise 9.1% by the end of April, but once again the market fell back and lost the majority of those gains by mid-June to stand up only 1.5% for the year. However, a quick and sharp advance of 4.5% over the last two weeks of the semi-annual period brought the S&P 500 to its closing level of up 6.0% for the six-month period. These swings in the market reflected the variations in investor sentiment toward the direction of the U.S. and global economies. Despite stronger-than-expected corporate earnings reports during the period, there were a myriad of cross-currents buffeting sentiment regarding the economy and the stock market. There were questions about the impact of the end of Federal Reserve Board quantitative easing measures, the strength of China's economy, the European debt crisis re-appearing at times, the U.S. debt limit negotiations and the disasters that befell Japan.

PERFORMANCE ANALYSIS

The net asset value ("NAV") total return1 of the Fund for the six-month period ending June 30, 2011 was 5.66% and the market value total return1 of the Fund was 1.16%. Both these returns were inclusive of dividends paid during the period. During this time period, the S&P 500 returned 6.02%. While measures of the stock market's volatility have declined significantly over the last two years, the Fund continued to take advantage of volatility in the market when it could and sold call options on a significant percentage of the Fund's holdings. This supplemented the portfolio's dividend stream and provided support to the Fund's performance. We continue to believe the strategy of combining high dividend-paying stocks and an option overwrite program is an excellent long-term strategy. Similar to 2010, smaller-capitalization stocks outperformed larger-capitalization stocks during the first half of this year. This can be seen in a Bank of America Merrill Lynch report which showed that the equally weighted S&P 500 outperformed the S&P 500 (which is capitalization weighted) by 2.12% (on a price only basis). In addition, growth outperformed value during the period. The Fund's portfolio has been, and will continue to be, focused in higher quality, large-capitalization dividend-paying stocks which will, in most periods, tilt the portfolio towards a value orientation. Thus, a market favoring small-cap and growth stocks will act as a headwind for relative performance. These headwinds were overcome during the period due to positive contributions from stock options transactions and stock selection in the Financials, Technology and Materials groups. Stocks such as NYSE Euronext (up 26.4%), Limited Brands (up 30.2%), Accenture PLC (up 25.6%) and Agilent Technologies (up 23.4%) are examples of the positive stock selection. Lagging stock selection in the Energy and Consumer Discretionary groups, as well as an underweight in the Healthcare group, which was the second best-performing group in the Index, contributed negatively to relative performance.

MARKET AND FUND OUTLOOK

As we have stated in the past, the stock market is a forward-looking indicator. Given the choppiness of the market over the last six months, we believe that the market is struggling to decide how the economy and corporate profits will perform over the next six to twelve months. While corporate profits have continued to climb and surprise on the upside, the rate of that growth has slowed and profit margins have risen to near all-time highs. The question is where are profits headed? Measures of economic activity released in late spring and early summer declined, indicating that the economy had hit a "soft patch". A question the market has been wrestling with is if this "soft patch" is just a temporary slowdown brought about by discreet events such as the Japanese disasters and higher gasoline prices or is it the harbinger of a double-dip recession? We are inclined to take the positive view and we believe that corporate profits will continue to rise and thereby drive continued reinvestment by businesses which will lead to modest employment growth. However, it is likely that any such economic growth will continue to be muted when compared to previous cycles. With the stock market up substantially from its March 2009 lows and the number of unresolved issues that the market is wrestling with, we are prepared to react as the markets change. We will continue to manage the Fund with the dual objectives of earning dividend income and options gains while seeking capital appreciation opportunities over the market cycle.

1 Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


   SHARES                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - 89.6%

             AEROSPACE & DEFENSE - 4.1%
     75,900  Honeywell International, Inc. ...................... $   4,522,881
     40,000  Raytheon Co. (b)....................................     1,994,000
     50,000  United Technologies Corp. ..........................     4,425,500
                                                                  -------------
                                                                     10,942,381
                                                                  -------------
             AIR FREIGHT & LOGISTICS - 1.4%
     50,000  United Parcel Service, Inc., Class B................     3,646,500
                                                                  -------------
             BEVERAGES - 3.8%
     80,000  Coca-Cola (The) Co. (b).............................     5,383,200
     70,000  PepsiCo, Inc. ......................................     4,930,100
                                                                  -------------
                                                                     10,313,300
                                                                  -------------
             CAPITAL MARKETS - 3.1%
     26,300  Ameriprise Financial, Inc. .........................     1,516,984
     40,000  Bank of New York Mellon (The) Corp. ................     1,024,800
     24,000  BlackRock, Inc. ....................................     4,603,440
     70,000  Horizon Technology Finance Corp. ...................     1,108,100
                                                                  -------------
                                                                      8,253,324
                                                                  -------------
             CHEMICALS - 4.0%
     75,000  Dow Chemical (The) Co. (b)..........................     2,700,000
     80,000  E.I. Du Pont de Nemours & Co. ......................     4,324,000
     40,000  PPG Industries, Inc. (b)............................     3,631,600
                                                                  -------------
                                                                     10,655,600
                                                                  -------------
             COMMERCIAL BANKS - 0.8%
     35,000  PNC Financial Services Group, Inc. (b)..............     2,086,350
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES - 0.8%
     55,000  Waste Management, Inc. (b)..........................     2,049,850
                                                                  -------------
             COMMUNICATIONS EQUIPMENT - 2.9%
    245,200  Cisco Systems, Inc. ................................     3,827,572
     70,000  QUALCOMM, Inc. .....................................     3,975,300
                                                                  -------------
                                                                      7,802,872
                                                                  -------------
             COMPUTERS & PERIPHERALS - 1.2%
     90,000  Hewlett-Packard Co. ................................     3,276,000
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES - 2.2%
    147,000  JPMorgan Chase & Co. ...............................     6,018,180
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
     62,100  AT&T, Inc. .........................................     1,950,561
    240,005  Frontier Communications Corp. ......................     1,936,840
    130,000  Verizon Communications, Inc. .......................     4,839,900
                                                                  -------------
                                                                      8,727,301
                                                                  -------------
             ELECTRIC UTILITIES - 1.5%
    100,000  Southern Co. .......................................     4,038,000
                                                                  -------------


                       See Notes to Financial Statements                  Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)


   SHARES                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - (Continued)

             ELECTRICAL EQUIPMENT - 1.4%
     69,100  Emerson Electric Co. ............................... $   3,886,875
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
     60,000  TE Connectivity, Ltd. ..............................     2,205,600
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES - 1.0%
     30,000  Schlumberger, Ltd. .................................     2,592,000
                                                                  -------------
             FOOD PRODUCTS - 0.8%
     40,000  Kellogg Co. ........................................     2,212,800
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE - 2.9%
     65,000  Carnival Corp. .....................................     2,445,950
     35,000  McDonald's Corp. ...................................     2,951,200
     43,000  Starwood Hotels & Resorts Worldwide, Inc. ..........     2,409,720
                                                                  -------------
                                                                      7,806,870
                                                                  -------------
             INDUSTRIAL CONGLOMERATES - 2.5%
     40,000  3M Co. (b)..........................................     3,794,000
    150,000  General Electric Co. ...............................     2,829,000
                                                                  -------------
                                                                      6,623,000
                                                                  -------------
             INSURANCE - 3.9%
    120,000  Lincoln National Corp. (b)..........................     3,418,800
     96,795  MetLife, Inc. ......................................     4,246,397
     45,000  Prudential Financial, Inc. .........................     2,861,550
                                                                  -------------
                                                                     10,526,747
                                                                  -------------
             IT SERVICES - 4.7%
     44,000  Accenture PLC (b)...................................     2,658,480
     42,000  Automatic Data Processing, Inc. (b).................     2,212,560
     45,000  International Business Machines Corp. ..............     7,719,750
                                                                  -------------
                                                                     12,590,790
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS - 1.1%
    110,000  Mattel, Inc. (b)....................................     3,023,900
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES - 0.9%
     48,600  Agilent Technologies, Inc. (b) (c)..................     2,483,946
                                                                  -------------
             MACHINERY - 2.1%
     40,000  Caterpillar, Inc. ..................................     4,258,400
     14,000  Cummins, Inc. (b)...................................     1,448,860
                                                                  -------------
                                                                      5,707,260
                                                                  -------------
             MARINE - 0.8%
    150,000  Seaspan Corp. ......................................     2,191,500
                                                                  -------------
             MEDIA - 1.2%
    250,000  Regal Entertainment Group, Class A (b)..............     3,087,500
                                                                  -------------
             METALS & MINING - 1.3%
     65,000  Freeport-McMoRan Copper & Gold, Inc. (b)............     3,438,500
                                                                  -------------
             MULTILINE RETAIL - 1.0%
     60,000  Target Corp. .......................................     2,814,600
                                                                  -------------

Page 6                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)


   SHARES                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - (Continued)

             OIL, GAS & CONSUMABLE FUELS - 9.0%
     40,000  Chevron Corp. (b)................................... $   4,113,600
     45,000  ConocoPhillips......................................     3,383,550
    120,000  Exxon Mobil Corp. ..................................     9,765,600
     66,000  Occidental Petroleum Corp. .........................     6,866,640
                                                                  -------------
                                                                     24,129,390
                                                                  -------------
             PAPER & FOREST PRODUCTS - 1.1%
    100,000  International Paper Co. (b).........................     2,982,000
                                                                  -------------
             PERSONAL PRODUCTS - 1.3%
    120,000  Avon Products, Inc. ................................     3,360,000
                                                                  -------------
             PHARMACEUTICALS - 7.4%
    260,000  Bristol-Myers Squibb Co. (b)........................     7,529,600
     63,000  Merck & Co., Inc. ..................................     2,223,270
     50,000  Novartis AG, ADR....................................     3,055,500
    350,000  Pfizer, Inc. .......................................     7,210,000
                                                                  -------------
                                                                     20,018,370
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
    100,900  Annaly Capital Management, Inc. ....................     1,820,236
    250,000  MFA Mortgage Investments, Inc. .....................     2,010,000
                                                                  -------------
                                                                      3,830,236
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
    270,000  Intel Corp. ........................................     5,983,200
    110,000  Microchip Technology, Inc. .........................     4,170,100
                                                                  -------------
                                                                     10,153,300
                                                                  -------------
             SOFTWARE - 2.9%
    100,000  Microsoft Corp. ....................................     2,600,000
    160,000  Oracle Corp. .......................................     5,265,600
                                                                  -------------
                                                                      7,865,600
                                                                  -------------
             SPECIALTY RETAIL - 2.4%
     70,000  Home Depot (The), Inc. .............................     2,535,400
    100,000  Limited Brands, Inc. (b)............................     3,845,000
                                                                  -------------
                                                                      6,380,400
                                                                  -------------
             TOBACCO - 3.3%
    160,000  Altria Group, Inc. (b)..............................     4,225,600
     70,000  Philip Morris International, Inc. ..................     4,673,900
                                                                  -------------
                                                                      8,899,500
                                                                  -------------
             WATER UTILITIES - 0.8%
     74,200  American Water Works Co., Inc. .....................     2,185,190
                                                                  -------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
     80,000  Vodafone Group PLC, ADR.............................     2,137,600
                                                                  -------------
             TOTAL COMMON STOCKS.................................   240,943,132
             (Cost $223,457,068)                                  -------------


                       See Notes to Financial Statements                  Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES/
    UNITS                        DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 2.2%

             CAPITAL MARKETS - 2.2%
    320,000  Apollo Investment Corp. ............................ $   3,267,200
    110,000  Solar Capital, Ltd. ................................     2,715,900
                                                                  -------------
             TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES     5,983,100
             (Cost $6,122,850)                                    -------------

MASTER LIMITED PARTNERSHIPS - 4.6%

             OIL, GAS & CONSUMABLE FUELS - 4.6%
     60,000  Copano Energy, LLC..................................     2,053,200
     77,000  Energy Transfer Partners, L.P. .....................     3,762,990
     40,000  Enterprise Products Partners, L.P. .................     1,728,400
     60,000  Magellan Midstream Partners, L.P. ..................     3,583,800
     25,000  TC Pipelines, L.P. .................................     1,194,250
                                                                  -------------
             TOTAL MASTER LIMITED PARTNERSHIPS...................    12,322,640
             (Cost $7,070,362)                                    -------------

EXCHANGE-TRADED FUNDS - 3.3%

             CAPITAL MARKETS - 3.3%
    264,200  SPDR KBW Bank ETF...................................     6,338,158
     20,000  SPDR S&P 500 ETF Trust..............................     2,639,400
                                                                  -------------
             TOTAL EXCHANGE-TRADED FUNDS.........................     8,977,558
             (Cost $6,491,608)                                    -------------

CONVERTIBLE PREFERRED SECURITIES - 0.2%

             AUTOMOBILES - 0.2%
     10,000  General Motors Co., Ser B 4.75%.....................       487,400
                                                                  -------------
             TOTAL CONVERTIBLE PREFERRED SECURITIES..............       487,400
             (Cost $496,012)                                      -------------

             TOTAL INVESTMENTS - 99.9%...........................   268,713,830
             (Cost $243,637,900) (d)                              -------------

 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
CALL OPTIONS WRITTEN - (0.4%)

             3M Co. Call
        200  @ 95 due July 11....................................       (20,000)
                                                                  -------------
             Accenture PLC Call
        220  @ 62.5 due July 11..................................        (6,600)
                                                                  -------------
             Agilent Technologies, Inc. Call
        200  @ 50 due July 11....................................       (35,800)
                                                                  -------------
             Altria Group, Inc. Call
        800  @ 28 due July 11....................................        (1,600)
                                                                  -------------
             Automatic Data Processing, Inc. Call
        120  @ 52.5 due July 11..................................        (7,800)
                                                                  -------------



Page 8                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------- -------------
CALL OPTIONS WRITTEN - (Continued)

             Bristol-Myers Squibb Co. Call
      1,000  @ 29 due July 11.................................... $     (33,000)
                                                                  -------------
             Chevron Corp. Call
        200  @ 105 due July 11...................................       (11,000)
                                                                  -------------
             Coca-Cola (The) Co. Call
        200  @ 67.5 due July 11..................................       (12,200)
                                                                  -------------
             Cummins, Inc. Call
         70  @ 100 due July 11...................................       (32,900)
                                                                  -------------
             Dow Chemical (The) Co. Call
        250  @ 37 due July 11....................................        (6,750)
                                                                  -------------
             Freeport-McMoRan Copper & Gold, Inc. Call
        250  @ 52.5 due July 11..................................       (38,500)
                                                                  -------------
             International Paper Co. Call
        250  @ 29 due July 11....................................       (31,750)
                                                                  -------------
             Limited Brands, Inc. Call
        250  @ 38 due July 11....................................       (31,250)
                                                                  -------------
             Lincoln National Corp. Call
        250  @ 29 due July 11....................................       (10,750)
                                                                  -------------
             Mattel, Inc. Call
        600  @ 28 due July 11....................................       (30,000)
                                                                  -------------
             PNC Financial Services Group, Inc. Calls
        100  @ 57.5 due July 11..................................       (23,300)
        150  @ 60 due July 11....................................       (10,050)
                                                                  -------------
                                                                        (33,350)
                                                                  -------------
             PPG Industries, Inc. Call
        200  @ 90 due July 11....................................       (35,800)
                                                                  -------------
             Raytheon Co. Call
        200  @ 50 due July 11....................................        (6,600)
                                                                  -------------
             Regal Entertainment Group, Class A Call
        500  @ 12.5 due July 11..................................       (10,000)
                                                                  -------------
             S&P 500 Index Call (e)
        900  @ 1330 due July 11..................................      (749,700)
                                                                  -------------
             Waste Management, Inc. Call
        300  @ 38 due July 11....................................        (6,000)
                                                                  -------------
             TOTAL CALL OPTIONS WRITTEN..........................    (1,151,350)
             (Premiums received $572,630)                         -------------

             NET OTHER ASSETS AND LIABILITIES - 0.5%.............     1,238,988
                                                                  -------------
             NET ASSETS - 100.0%.................................  $268,801,468
                                                                  -------------

                       See Notes to Financial Statements                  Page 9

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on a portion of the common stock position and are fully covered by the common stock position.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,503,556 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,427,626.

(e) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options on individual equity securities held in the Fund's portfolio.

ADR   American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                   ASSETS TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2011          PRICES           INPUTS           INPUTS
                                                    ------------     ------------     ------------     ------------
Common Stocks*..................................... $240,943,132     $240,943,132      $       --       $       --
Common Stocks - Business Development Companies*....    5,983,100        5,983,100              --               --
Master Limited Partnerships*.......................   12,322,640       12,322,640              --               --
Exchange-Traded Funds*.............................    8,977,558        8,977,558              --               --
Convertible Preferred Securities*..................      487,400          487,400              --               --
                                                    ------------     ------------     ------------     ------------
Total Investments.................................. $268,713,830     $268,713,830      $       --       $       --
                                                    ============     ============     ============     ============

                                                 LIABILITIES TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     6/30/2011          PRICES           INPUTS           INPUTS
                                                    ------------     ------------     ------------     ------------
Call Options Written............................... $ (1,151,350)    $ (1,151,350)     $       --       $       --
                                                    ============     ============     ============     ============


*See the Portfolio of Investments for industry breakdown.

Page 10                                     See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $243,637,900).........................................................................      $268,713,830
Cash...........................................................................................           764,344
Prepaid expenses...............................................................................            18,123
Receivables:
   Dividends...................................................................................           763,824
   Interest....................................................................................               161
                                                                                                     ------------
   Total Assets................................................................................       270,260,282
                                                                                                     ------------
LIABILITIES:
Options written, at value (Premiums received $572,630).........................................         1,151,350
Payables:
   Investment advisory fees....................................................................           218,323
   Audit and tax fees..........................................................................            27,307
   Administrative fees.........................................................................            19,599
   Custodian fees..............................................................................            15,462
   Printing fees...............................................................................            11,692
   Legal fees..................................................................................             8,868
   Transfer agent fees.........................................................................             3,097
   Trustees' fees and expenses.................................................................               159
Other liabilities..............................................................................             2,957
                                                                                                     ------------
   Total Liabilities...........................................................................         1,458,814
                                                                                                     ------------
NET ASSETS.....................................................................................      $268,801,468
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $331,404,201
Par value......................................................................................           199,732
Accumulated net investment income (loss).......................................................        (5,973,384)
Accumulated net realized gain (loss) on investments and written options transactions...........       (81,326,291)
Net unrealized appreciation (depreciation) on investments and written options..................        24,497,210
                                                                                                     ------------
NET ASSETS.....................................................................................      $268,801,468
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      13.46
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        19,973,164
                                                                                                     ============

                       See Notes to Financial Statements                 Page 11

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $17,725)..........................................      $  4,139,687
Interest.......................................................................................               529
                                                                                                     ------------
   Total investment income.....................................................................         4,140,216
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................         1,347,426
Administrative fees............................................................................           120,518
Printing fees..................................................................................            40,442
Custodian fees.................................................................................            24,981
Audit and tax fees.............................................................................            22,106
Trustees' fees and expenses....................................................................            19,533
Transfer agent fees............................................................................            17,808
Legal fees.....................................................................................             4,433
Other..........................................................................................            27,502
                                                                                                     ------------
   Total expenses..............................................................................         1,624,749
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         2,515,467
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................         3,746,574
   Written option transactions (a).............................................................         1,316,986
                                                                                                     ------------
Net realized gain (loss).......................................................................         5,063,560
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................         6,967,625
   Written options held (a)....................................................................          (371,708)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)...........................................         6,595,917
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        11,659,477
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $ 14,174,944
                                                                                                     ============

(a)   Primary risk exposure is equity option contracts.


Page 12                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED             YEAR
                                                                                     6/30/2011          ENDED
                                                                                    (UNAUDITED)       12/31/2010
                                                                                    ------------     ------------
OPERATIONS:
Net investment income (loss)....................................................... $  2,515,467     $  4,718,809
Net realized gain (loss)...........................................................    5,063,560        5,262,366
Net change in unrealized appreciation (depreciation)...............................    6,595,917       25,161,649
                                                                                    ------------     ------------
Net increase (decrease) in net assets resulting from operations....................   14,174,944       35,142,824
                                                                                    ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................   (8,987,924)     (11,824,976)
Net realized gain..................................................................           --               --
Return of capital..................................................................           --       (5,751,408)
                                                                                    ------------     ------------
Total distributions to shareholders................................................   (8,987,924)     (17,576,384)
                                                                                    ------------     ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................           --               --
                                                                                    ------------     ------------
Net increase (decrease) in net assets resulting from capital transactions..........           --               --
                                                                                    ------------     ------------
Total increase (decrease) in net assets............................................    5,187,020       17,566,440
NET ASSETS:
Beginning of period................................................................  263,614,448      246,048,008
                                                                                    ------------     ------------
End of period...................................................................... $268,801,468     $263,614,448
                                                                                    ============     ============
Accumulated net investment income (loss) at end of period.......................... $ (5,973,384)    $    499,073
                                                                                    ============     ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................   19,973,164       19,973,164
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........           --               --
                                                                                    ------------     ------------
Common Shares at end of period.....................................................   19,973,164       19,973,164
                                                                                    ============     ============



                       See Notes to Financial Statements                 Page 13

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS
                                              ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/2011        ENDED         ENDED         ENDED         ENDED         ENDED
                                           (UNAUDITED)    12/31/2010    12/31/2009    12/31/2008  12/31/2007 (a)  12/31/2006
                                           -----------    ----------    ----------    ----------  --------------  ----------
Net asset value, beginning of period....    $   13.20      $  12.32      $  11.15      $  18.38      $  18.65      $  18.99
                                            ---------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............         0.13          0.24          0.20          0.42          0.14          0.02
Net realized and unrealized gain (loss).         0.58          1.52          1.93         (6.05)         1.24          1.24
                                            ---------      --------      --------      --------      --------      --------
Total from investment operations........         0.71          1.76          2.13         (5.63)         1.38          1.26
                                            ---------      --------      --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................        (0.45)        (0.59)        (0.19)        (0.43)        (0.14)        (0.02)
Net realized gain.......................           --            --            --         (0.10)        (1.51)        (1.58)
Return of capital.......................           --         (0.29)        (0.77)        (1.07)           --            --

                                            ---------      --------      --------      --------      --------      --------
Total from distributions................        (0.45)        (0.88)        (0.96)        (1.60)        (1.65)        (1.60)
                                            ---------      --------      --------      --------      --------      --------
Net asset value, end of period..........    $   13.46      $  13.20      $  12.32      $  11.15      $  18.38      $  18.65
                                            =========      ========      ========      ========      ========      ========
Market value, end of period.............    $   12.33      $  12.63      $  11.70      $   8.85      $  16.14      $  18.41
                                            =========      ========      ========      ========      ========      ========
Total return based on net asset value (b)        5.66%        15.50%        22.24%       (30.54)%        8.19%         7.09%
                                            =========      ========      ========      ========      ========      ========
Total return based on market value (b)..         1.16%        16.37%        46.26%       (37.22)%       (3.76)%       17.26%
                                            =========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....    $ 268,801      $263,614      $246,048      $222,675      $367,009      $372,576
Ratio of total expenses to average net
   assets...............................         1.21% (c)     1.25%         1.34%         1.31%         1.21%         1.24%
Ratio of net investment income (loss) to
   average net assets...................         1.87% (c)     1.90%         1.80%         2.80%         0.76%         0.13%
Portfolio turnover rate.................           24%           41%           74%          121%          174%          131%

-----------------------
(a) On September 14, 2007, Chartwell Investment Partners, L.P. became the sub-advisor to the Fund.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(c)   Annualized.


Page 14                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of non-U.S. issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis writes (sells) covered call options on a portion of the Fund's managed assets. Managed assets means the average daily total asset value of the Fund minus the sum of the Fund's liabilities, including the value of call options written
(sold). There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, master limited partnerships ("MLPs"), exchanged-traded funds and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities are obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


1)    the type of security;

2)    the size of the holding;

3)    the initial cost of the security;

4)    transactions in comparable securities;

5)    price quotes from dealers and/or pricing services;

6)    relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8)    an analysis of the issuer's financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)    the value of similar foreign securities traded on other foreign markets;

2)    ADR trading of similar securities;

3)    closed-end fund trading of similar securities;

4)    foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6)    factors relating to the event that precipitated the pricing problem;

7)    whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2011, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options

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NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written option transactions" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts.

The Fund may hold publicly-traded MLPs and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the MLPs or REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the MLPs or REITs after their tax reporting periods conclude.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and

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NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


tax purposes, will reverse at some point in the future. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year, however, based on information for the fiscal year through June 30, 2011, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2011.

The tax character of distributions paid during the fiscal year ended Decmber 31, 2010 was as follows:

Distributions paid from:
Ordinary income.................................    $  11,824,976
Long-term capital gain..........................               --
Return of capital...............................        5,751,408

As of December 31, 2010, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...................    $          --
Undistributed capital gains.....................               --
                                                    -------------
Total undistributed earnings....................               --
Accumulated capital and other losses............      (77,633,872)
Net unrealized appreciation (depreciation)......       16,236,329
                                                    -------------
Total accumulated earnings (losses).............      (61,397,543)
Other...........................................       (6,591,942)
Paid-in capital.................................      331,603,933
                                                    -------------
Net assets......................................    $ 263,614,448
                                                    =============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for eight years following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2010, the Fund had a capital loss carryforward for federal income tax purposes of $77,633,872, expiring as follows:

         EXPIRATION DATE             AMOUNT
         December 31, 2016     $  8,032,997
         December 31, 2017     $ 69,600,875

During the taxable year ended December 31, 2010, the Fund utilized capital loss carryforwards in the amount of $6,992,065.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2007, 2008, 2009 and 2010 remain open to federal and state audit. As of June 30, 2011, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. The Adviser is in the process of assessing the impact of the updated standards on the Funds' financial statements, if any.

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NOTES TO FINANCIAL STATEMENTS - (Continued)
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                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Chartwell manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011, were $65,416,652 and $69,969,595, respectively.

Written option activity for the Fund was as follows:


                                                NUMBER
                                                  OF
WRITTEN OPTIONS                                CONTRACTS       PREMIUMS
------------------------------------------------------------------------
Options outstanding at December 31, 2010          6,463      $ 1,054,558
Options written                                  66,438        7,828,883
Options expired                                 (36,372)      (4,348,901)
Options exercised                                (2,239)        (124,083)
Options closed                                  (27,080)      (3,837,827)
                                                -------      -----------
Options outstanding at June 30, 2011              7,210      $   572,630
                                                =======      ===========

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends

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NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.


--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                    SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund and First Trust High Income Long/Short Fund was held on April 18, 2011. At the Meeting, Robert F. Keith was elected by the Common Shareholders of the First Trust Enhanced Equity Income Fund as a Class I Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2014. The number of votes cast in favor of Mr. Keith was 18,459,605 the number of votes against was 325,756 and the number of abstentions was 1,187,803. James A. Bowen, Neil B. Nielson, Richard E. Erickson and Thomas
R. Kadlec are the other current and continuing Trustees.

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FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
BNY Mellon Investment Servicing Trust Company
Formerly PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.



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                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              First Trust Enhanced Equity Income Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  August 22, 2011
    -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  August 22, 2011
    -----------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                           (principal financial officer)

Date  August 22, 2011
    -----------------------------------

* Print the name and title of each signing officer under his or her signature.